Loans And Allowance For Credit Losses (Narrative) (Details) (JPY ¥)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2012 D	Mar. 31, 2011 D	Mar. 31, 2010	Mar. 31, 1997 Y
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual and restructured loans			¥ 2,112,964,000,000	¥ 2,008,729,000,000
Gross interest income on nonaccrual and restructured loans under the original terms, if recognized			93,800,000,000	101,100,000,000
Gross interest income recognized as interest income on nonaccrual and restructured loans			44,800,000,000	46,000,000,000
Minimum days of accruing loans contractually past due			90	90
Accruing loans contractually past due 90 days or more			65,577,000,000	55,748,000,000
Commitments to extend credit to customers with restructured loans			15,729,000,000	13,796,000,000
Average recorded loan balance			1,958,127,000,000	1,866,000,000,000	1,717,000,000,000
Interest income recognized on impaired loans			39,230,000,000	42,000,000,000	33,400,000,000
Internal borrower ratings categorized as Normal within the Commercial segment			1-9
Internal borrower ratings categorized as Close Watch within the Commercial segment			10-12
Internal borrower ratings categorized as Bankrupt or Legally/Virtually Bankrupt within the Commercial segment			13-15
Decrease (increase) in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year			1,200,000,000	600,000,000	6,800,000,000
Maturity date of loans to Housing Loan Administration Corporation						2011
Loans to Housing Loan Administration Corporation						407,078,000,000
Original maturity term of loans to Housing Loan Administration Corporation, years						15
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation						0.125%
Initial non-interest-bearing deposits with the Special Fund and New Fund						176,089,000,000
Non-interest-earning deposits balance with the Special Fund and New Fund			204,956,000,000	362,695,000,000
Loans to Resolution and Collection Corporation				169,559,000,000
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans						15
Number of years of collection activities of the Jusen loans						15
Impairment loss for the deposits with the Special Fund included in other non-interest expenses				22,705,000,000
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		161,435,000,000
All deposits with the Special Fund regarding the Government-led Loan Restructuring Program Collected	204,956,000,000
Net gains (losses) on disposal of nonperforming loans during the fiscal year			16,256,000,000	10,382,000,000	17,764,000,000
Securitized senior beneficial interests:
Fair value of securitized senior beneficial interests			12,133,000,000	22,032,000,000
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of financing receivable			¥ 706,000,000,000